DUE TO FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Due To Former Director - Related Party
Due to directors - related parties	$ 32,076	$ 33,347	$ 30,639